CASH AND BANKS	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
CASH AND BANKS	CASH AND BANKS

	2025	2024
In Pesos	9,707,618	9,001,432
In Dollars	36,672	1,474,890
In Euros	16,501	14,477
In reales	95	79
Total	9,760,886	10,490,878